Convertible Notes Payable (Details Narrative 7) (USD $)							0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 30, 2012	Jun. 28, 2012	Apr. 25, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Dec. 31, 2010	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333				$ 2,050,000				$ 455,274
Notes payable, Conversion price (in dollars per share)									$ 0.20
Prohibition to conversion of Note Payable									A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.
Aggregate amount interest									580,768
Number of warrants purchased		2,750,000	3,000,000	1,000,000			2,250,000	2,250,000
Expiration period								10 years
Exercise price (in dollars per share)				0.60				0.4
Warrants fair value							1,036,042	1,036,042
Beneficial conversion feature							$ 580,768